FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2020 (Unaudited)

U.S. TREASURY OBLIGATIONS - 24.6%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds	2.375%	08/15/24	$500,000	$544,121
U.S. Treasury Bonds	2.875%	07/31/25	2,616,000	2,955,160
U.S. Treasury Notes	3.000%	10/31/25	1,661,000	1,895,681
U.S. Treasury Notes	2.250%	11/15/25	1,500,000	1,652,110
U.S. Treasury Notes	1.625%	02/15/26	1,763,000	1,885,446
U.S. Treasury Notes	2.750%	02/15/28	490,000	572,362
U.S. Treasury Notes	2.875%	05/15/28	1,755,000	2,074,396
U.S. Treasury Bonds	5.250%	11/15/28	1,543,000	2,141,817
U.S. Treasury Bonds	5.250%	02/15/29	1,005,000	1,405,037
U.S. Treasury Notes	2.375%	05/15/29	1,860,000	2,148,009
U.S. Treasury Notes	1.625%	08/15/29	1,000,000	1,091,406
U.S. Treasury Bonds	3.000%	05/15/42	1,500,000	1,994,883
U.S. Treasury Bonds	2.500%	02/15/45	1,595,000	1,967,084
Total U.S. Treasury Obligations (Cost $20,199,080)				$22,327,512

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.6%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 1.0%
Federal Home Loan Bank	2.125%	03/10/23	$350,000	$368,122
Federal Home Loan Bank	3.250%	03/08/24	535,000	590,988
				959,110
Tennessee Valley Authority - 1.6%
Tennessee Valley Authority	7.125%	05/01/30	925,000	1,432,459

Total U.S. Government Agency Obligations (Cost $2,135,676)				$2,391,569

MORTGAGE-BACKED SECURITIES - 37.6%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 11.0%
FHLMC, Series 2999-ND	4.500%	07/15/20	$34	$34
FHLMC, Series 2515-UP	5.500%	10/15/22	24,702	25,679
FHLMC, Series 3827-HA	3.500%	11/15/25	178,460	189,752
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	544,290
FHLMC, Series 4833-VA	4.000%	11/15/29	657,926	672,492
FHLMC, Series 2569-LD	5.500%	02/15/33	68,282	77,926
FHLMC, Series 3793-UA	4.000%	06/15/33	70,325	77,537
FHLMC, Pool #FG C91859	3.500%	12/01/35	584,054	626,628
FHLMC, Series 3919-BG	3.000%	08/15/39	145,598	147,308
FHLMC, Series 3622-WA	5.500%	09/15/39	394,359	451,732
FHLMC, Series 3843-JA	4.000%	04/15/40	54,199	57,100

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 37.6% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 11.0% (Continued)
FHLMC, Series 4088-PA	3.000%	12/15/40	$750,305	$792,629
FHLMC, Series 3940-PD	2.500%	02/15/41	536,860	560,982
FHLMC, Series 4017-MA	3.000%	03/15/41	53,121	54,001
FHLMC, Series 4226-AN	4.000%	04/15/41	239,440	250,279
FHLMC, Series 4077-AP	4.000%	01/15/42	110,131	118,398
FHLMC, Series 4799-MA	4.000%	03/15/42	348,225	351,261
FHLMC, Series 4673-KA	3.500%	08/15/42	226,126	230,585
FHLMC, Series 4183-PA	3.500%	01/15/43	132,172	137,775
FHLMC, Series 4566-CA	3.000%	01/15/43	819,425	843,908
FHLMC, Series 4772-CA	4.000%	01/15/43	331,286	337,358
FHLMC, Series 4886-LA	4.000%	03/15/43	809,027	818,827
FHLMC, Series 4769-L	4.000%	06/15/44	268,552	275,610
FHLMC, Series 4753-JA	3.000%	12/15/47	747,661	786,198
FHLMC, Series 4760-A	3.000%	02/15/48	1,446,372	1,555,476
				9,983,765
Federal National Mortgage Association - 4.8%
FNMA, Series 2005-80-BA	5.000%	04/25/29	38,471	42,966
FNMA, Series 2009-96-DB	4.000%	11/25/29	214,740	231,797
FNMA, Pool #MA1201	3.500%	10/01/32	220,102	236,188
FNMA, Pool #MA0584	4.500%	10/01/40	32,616	34,558
FNMA, Series 2013-13-MA	4.000%	01/25/43	492,024	536,797
FNMA, Series 2016-49-LA	3.500%	01/25/43	603,107	625,910
FNMA, Series 2014-80-KA	2.000%	03/25/44	104,081	105,179
FNMA, Series 2016-24-HA	3.000%	04/25/44	580,283	613,564
FNMA, Series 2017-22-EC	3.000%	06/25/44	1,137,815	1,179,973
FNMA, Series 2016-38-NA	3.000%	01/25/46	451,344	463,603
FNMA, Series 2016-89-CG	3.000%	04/25/46	253,296	269,059
				4,339,594
Government National Mortgage Association - 4.6%
GNMA, Series 2009-104-KA	4.500%	08/16/39	100,303	107,685
GNMA, Series 2011-138-PX	4.000%	06/20/41	22,785	23,630
GNMA, Series 2015-185-P	2.750%	11/20/42	327,880	339,842
GNMA, Series 2019-43	4.000%	01/20/47	231,124	234,200
GNMA, Series 2017-84	3.000%	05/20/47	383,192	403,358
GNMA, Series 2018-6-JA	2.750%	01/20/48	346,442	365,426
GNMA, Series 2020-5	3.500%	12/20/49	2,483,350	2,648,549
				4,122,690
Non-Agency - 17.1%
ABN AMRO Mortgage Corporation, Series 2003-12-1A (a)	5.000%	12/25/33	204,225	211,439
Bank of America Funding Corporation, Series 2003-J-2A1 (a)	4.031%	11/25/33	503,547	468,725

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 37.6% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 17.1% (Continued)
Bank of America Funding Corporation, Series 2004-A-3A1 (a)	4.021%	02/25/34	$159,192	$151,678
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	4.436%	03/20/35	11,144	11,157
Bear Stearns ALT-A Trust, Series 2003-6-2A1 (a)	3.871%	01/25/34	288,758	274,612
Centex Home Equity Loan Trust, Series 2004-D-AF6 (b)	5.170%	09/25/34	777	780
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (a)	1.687%	11/25/34	309,728	290,947
Countrywide Asset-Backed Certificates, Series 2005-1-AF5A	5.497%	07/25/35	144,540	146,992
Countrywide Home Loans, Inc., Series 2003-49-A9 (a)	4.005%	12/19/33	68,855	68,322
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR8-2A1 (a)	3.988%	09/25/34	132,051	131,578
Credit Suisse First Boston Mortgage Securities Company, Series 2002-AR31-4A2 (a)	4.245%	11/25/32	52,400	50,576
Credit Suisse First Boston Mortgage Securities Company, Series 2003-11-1A31	5.500%	06/25/33	40,686	40,835
HarborView Mortgage Loan Trust, Series 2003-1-A (a)	4.056%	05/19/33	93,716	91,495
HarborView Mortgage Loan Trust, Series 2004-4-2A (1MO LIBOR + 56) (a)	1.310%	06/19/34	121,118	115,520
Impac CMB Trust, Series 2004-10-4A2 (1MO LIBOR + 94) (a)	1.427%	03/25/35	84,045	77,109
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 60) (a)	1.087%	05/25/35	345,663	306,232
Impac CMB Trust, 144A, Series 2007-A-A (1MO LIBOR + 50) (a)	0.987%	05/25/37	542,222	507,941
Impac CMB Trust, 144A, Series 2007-A-M1 (1MO LIBOR + 80) (a)	1.287%	05/25/37	539,320	502,117
Impac Secured Assets Corporation, Series 2003-3-A1 (a)	4.937%	08/25/33	48,730	49,565
Impac Secured Assets Corporation, Series 2006-1-2A1 (3MO LIBOR + 35) (a)	0.837%	05/25/36	378,720	338,603

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 37.6% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 17.1% (Continued)
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (a)	1.007%	01/25/36	$192,093	$188,022
JPMorgan Mortgage Trust, Series 2003-A1 (a)	3.385%	10/25/33	184,611	178,279
JPMorgan Mortgage Trust, Series 2004-A1-4A1 (a)	3.482%	02/25/34	138,016	132,934
JPMorgan Mortgage Trust, Series 2004-A3-SF3 (a)	3.713%	06/25/34	130,125	122,695
JPMorgan Mortgage Trust, Series 2004-A4-2A2 (a)	4.280%	09/25/34	768,625	751,494
JPMorgan Mortgage Trust, Series 2004-A5-2A1 (a)	4.036%	12/25/34	49,010	48,742
JPMorgan Mortgage Trust, 144A, Series 2013-3-A3 (a)	3.388%	07/25/43	191,405	199,007
JPMorgan Mortgage Trust, 144A, Series 2017-2 A5 (a)	3.500%	05/25/47	1,198,881	1,215,098
JPMorgan Mortgage Trust, 144A, Series 2017-2-A3 (a)	3.500%	05/25/47	335,315	344,781
Long Beach Mortgage Loan Trust, Series 2004-4-1A1 (1MO LIBOR + 56) (a)	1.047%	10/25/34	541,147	456,167
Master Adjustable Rate Mortgages Trust, Series 2003-3-2A1 (a)	4.073%	09/25/33	61,632	57,012
Master Asset Securitization Trust, Series 2004-1-3A7	5.250%	01/25/34	99,062	103,094
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-1A (a)	3.945%	05/25/34	159,128	150,345
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-1A (a)	4.625%	12/25/34	384,197	382,644
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	79,863	81,493
New Century Home Equity Loan Trust, Series 2005-A-A4W (b)	4.686%	08/25/35	153,082	154,029
New Residential Mortgage Loan Trust, 144A, Series 2015-2A-A2	3.750%	08/25/55	436,794	448,712
New Residential Mortgage Loan Trust, 144A, Series 2017-3	4.000%	04/25/57	470,848	497,286
Opteum Mortgage Acceptance Corporation, Series 2005-5-2AD2 (a)	5.850%	12/25/35	158,301	159,916
Pearl Street Mortgage Company Trust, 144A, Series 2018-2-A3 (a)	3.500%	06/25/48	390,021	394,133

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 37.6% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 17.1% (Continued)
Sequoia Mortgage Trust, Series 2003-8-A1 (1MO LIBOR + 64) (a)	1.413%	01/20/34	$507,784	$483,747
Sequoia Mortgage Trust, Series 2004-6-A2 (1MO LIBOR + 56) (a)	1.333%	07/20/34	245,449	229,658
Sequoia Mortgage Trust, Series 2012-3-A21 (a)	3.000%	07/25/42	99,520	100,870
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	3.000%	09/25/42	73,253	74,878
Sequoia Mortgage Trust, 144A, Series 2013-5-A1	2.500%	05/25/43	462,337	467,180
Sequoia Mortgage Trust, Series 2013-6-A2	3.000%	05/25/43	720,556	743,839
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1-4A4 (a)	3.832%	02/25/34	167,948	160,190
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A1A (1MO LIBOR + 70) (a)	1.450%	02/19/35	793,624	730,017
Structured Asset Mortgage Investments, Inc., Series 2003-AR4-A1 (1MO LIBOR + 70) (a)	1.450%	01/19/34	51,149	48,134
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-1A1 (1MO LIBOR + 70) (a)	1.450%	12/19/34	170,544	163,958
Structured Asset Securities Corporation, Series 1998-11-2B1 (a)	4.368%	01/25/32	15,096	15,145
Structured Asset Securities Corporation, Series 1998-11-2B2 (a)	4.368%	01/26/32	36,141	33,638
Structured Asset Securities Corporation, Series 2003-9A-2A1 (a)	3.630%	03/25/33	160,740	157,969
Structured Asset Securities Corporation, Series 2003-34A-5A4 (a)	3.815%	11/25/33	228,869	219,424
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-3A1	5.500%	05/25/33	74,748	78,781
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	4.426%	08/25/33	724,333	693,399
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	4.448%	08/25/33	326,857	317,733
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (a)	2.234%	02/27/34	136,225	128,331

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 37.6% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 17.1% (Continued)
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR13-A-1A3 (1MO LIBOR + 78) (a)	1.267%	10/25/45	$322,656	$310,787
Wells Fargo Alternative Loan Trust, Series 2002-1-1A1	6.250%	08/25/32	447,993	469,649
				15,529,433
Small Business Administration - 0.1%
SBA, Series 2009-20A-1	5.720%	01/01/29	61,976	68,749

Total Mortgage-Backed Securities (Cost $33,772,730)				$34,044,231

MUNICIPAL BONDS - 1.6%	Coupon	Maturity	Par Value	Value
ABAG California Finance Authority for Nonprofit Corporations, Revenue Bond, Series 2017-B	2.500%	09/02/21	$175,000	$177,422
California State Health Facilities Financing Authority, Revenue Bond	2.704%	06/01/30	260,000	262,444
California State Housing Finance Agency, Revenue Bond	3.650%	08/01/25	360,000	387,702
Colorado State Health Facilities Authority, Revenue Bond, Series 2015-A	5.000%	06/01/30	510,000	624,821
Total Municipal Bonds (Cost $1,392,574)				$1,452,389

ASSET-BACKED SECURITIES - 2.6%	Coupon	Maturity	Par Value	Value
DB Master Finance, LLC, 144A, Series 2019-1A-A2I (a)	3.787%	05/20/49	$380,128	$388,198
Domino's Pizza Master Issuer, LLC, 144A, Series, 2015-1A-A2II	4.474%	10/25/45	827,750	859,113
Focus Brands Funding, LLC, 144A, Series 2018-1-A-2	5.184%	10/30/48	758,450	613,965
Jack in the Box Funding, LLC, 144A, Series 2019-1A-A2I	3.982%	08/25/49	522,375	499,052
Total Asset-Backed Securities (Cost $2,422,250)				$2,360,328

CORPORATE BONDS - 28.3%	Coupon	Maturity	Par Value	Value
Communication Services - 3.2%
AT&T, Inc.	4.250%	03/01/27	$578,000	$648,741
CBS Corporation	7.875%	07/30/30	550,000	744,304

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 28.3% (Continued)	Coupon	Maturity	Par Value	Value
Communication Services - 3.2% (Continued)
Crown Castle International Corporation	4.000%	03/01/27	$650,000	$727,146
Sprint Spectrum Company, LLC, 144A	5.152%	03/20/28	682,000	760,689
				2,880,880
Consumer Discretionary - 3.5%
AutoZone, Inc.	3.750%	06/01/27	627,000	679,634
Dollar Tree, Inc.	4.000%	05/15/25	595,000	655,723
eBay, Inc.	3.600%	06/05/27	265,000	288,749
Ford Motor Credit Company, LLC	5.875%	08/02/21	450,000	451,125
Lowe's Companies, Inc.	3.100%	05/03/27	278,000	302,938
McDonald's Corporation	3.500%	07/01/27	690,000	771,618
				3,149,787
Consumer Staples - 0.8%
Clorox Company	1.800%	05/15/30	710,000	716,452

Energy - 1.4%
Kinder Morgan Energy Partners, L.P.	4.250%	09/01/24	589,000	644,492
Magellan Midstream Partners, L.P.	5.000%	03/01/26	585,000	660,961
				1,305,453
Financials - 7.6%
Aviation Capital Group, LLC, 144A	3.875%	05/01/23	500,000	400,056
Bank of America Corporation	3.419%	12/20/28	650,000	707,547
BGC Partners, Inc.	3.750%	10/01/24	635,000	593,523
CyrusOne, L.P.	2.900%	11/15/24	402,000	403,982
Fairfax Financial Holdings Ltd., 144A	4.875%	08/13/24	615,000	628,280
Goldman Sachs Group, Inc. (The)	3.500%	04/01/25	720,000	774,221
Icahn Enterprises, L.P.	6.375%	12/15/25	400,000	404,036
International Lease Finance Corporation	5.875%	08/15/22	601,000	606,196
Morgan Stanley	4.000%	07/23/25	630,000	704,990
PayPal Holdings, Inc.	2.850%	10/01/29	660,000	712,199
Raymond James Financial, Inc.	3.625%	09/15/26	350,000	377,604
SVB Financial Group	3.500%	01/29/25	605,000	629,808
				6,942,442
Health Care - 2.3%
Boston Scientific Corporation	3.750%	03/01/26	641,000	725,003
Bristol-Myers Squibb Company, 144A	3.900%	02/20/28	600,000	696,769
HCA Healthcare, Inc.	5.250%	06/15/26	575,000	654,096
				2,075,868
Industrials - 2.5%
Air Canada Pass-Through Certificates, 144A, Series 2013-1B	5.375%	11/15/22	473,100	420,069
American Airlines Group Pass-Through Certificates, 144A, Series 2013-1B	5.625%	01/15/21	244,421	219,880

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 28.3% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 2.5% (Continued)
American Airlines Group Pass-Through Certificates, Series 2019-1AA	3.150%	08/15/33	$667,561	$584,116
Roper Technologies, Inc.	2.950%	09/15/29	675,000	715,952
United Airlines, Series 2016-1B	3.650%	07/07/27	526,227	346,612
				2,286,629
Information Technology - 4.5%
Apple, Inc.	1.650%	05/11/30	628,000	637,193
Applied Materials, Inc.	1.750%	06/01/30	737,000	735,519
Autodesk, Inc.	4.375%	06/15/25	641,000	710,990
CA, Inc.	4.500%	08/15/23	553,000	575,130
Hewlett Packard Enterprise Company	4.450%	10/02/23	660,000	712,465
NVIDIA Corporation	2.850%	04/01/30	628,000	688,277
				4,059,574
Materials - 1.1%
Martin Marietta Materials, Inc.	3.500%	12/15/27	305,000	326,312
Packaging Corporation of America	3.400%	12/15/27	669,000	718,892
				1,045,204
Real Estate - 0.8%
American Campus Communities, Inc.	3.300%	07/15/26	739,000	699,200

Utilities - 0.6%
Oncor Electric Delivery Company, LLC	7.000%	09/01/22	457,000	519,338

Total Corporate Bonds (Cost $24,995,186)				$25,680,827

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.0%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.08% (c) (Cost $5,402,417)	5,402,417	$5,402,417

Total Investments at Value - 103.3% (Cost $90,319,913)		$93,659,273

Liabilities in Excess of Other Assets - (3.3%)		(3,012,340)

Net Assets - 100.0%		$90,646,933

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $10,143,819 as of May 31, 2020, representing 11.2% of net assets (Note 6).
COF 11 -	Cost of funds for the 11th District of San Francisco
LIBOR -	London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of May 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Step Coupon. Rate shown is the coupon in effect as of May 31, 2020.
(c)	The rate shown is the 7-day effective yield as of May 31, 2020.

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2020 (Unaudited)

U.S. TREASURY OBLIGATIONS - 10.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	3.625%	02/15/21	$709,000	$726,143
U.S. Treasury Notes	1.875%	07/31/22	1,565,000	1,622,343
U.S. Treasury Notes	2.375%	01/31/23	2,925,000	3,095,244
U.S. Treasury Notes	2.500%	03/31/23	2,127,000	2,265,753
U.S. Treasury Notes	2.750%	07/31/23	1,100,000	1,188,430
U.S. Treasury Notes	2.875%	10/31/23	1,500,000	1,635,879
Total U.S. Treasury Obligations (Cost $10,303,251)				$10,533,792

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 0.8%
Federal Home Loan Bank (Cost $825,000)	1.700%	01/13/23	$825,000	$831,609

MORTGAGE-BACKED SECURITIES - 41.5%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 9.7%
FHLMC, Pool #J1-2630	4.000%	07/01/25	$724,596	$767,691
FHLMC, Series 3970-HA	3.000%	02/15/26	119,220	120,316
FHLMC, Series 2580-PY	4.000%	03/15/33	87,841	95,141
FHLMC, Series 4529-HA	3.000%	07/15/36	27,577	27,590
FHLMC, Series 3835-BA	4.000%	08/15/38	44,867	45,213
FHLMC, Series 3687-CB	2.500%	11/15/38	267,936	271,469
FHLMC, Series 4103-BG	2.500%	12/15/38	208,325	209,648
FHLMC, Series 4348-ME	2.500%	06/15/39	242,639	247,504
FHLMC, Series 3597-LH	4.500%	07/15/39	473,600	507,770
FHLMC, Series 3919-BG	3.000%	08/15/39	398,878	403,563
FHLMC, Series 4219-JA	3.500%	08/15/39	124,237	127,417
FHLMC, Series 4444-CD	3.000%	08/15/39	567,070	579,477
FHLMC, Series 4790-GA	4.000%	07/15/40	136,278	136,959
FHLMC, Series 4800-KE	3.500%	12/15/40	238,732	239,556
FHLMC, Series 4691-LE	3.000%	01/15/41	164,347	166,041
FHLMC, Series 4288-JA	2.500%	03/15/41	606,470	608,530
FHLMC, Series 4532-YA	3.500%	10/15/41	191,950	193,262
FHLMC, Series 4417-HD	2.250%	11/15/41	318,320	322,513
FHLMC, Series 4312-GA	2.500%	12/15/41	234,877	242,794
FHLMC, Series 4799-MA	4.000%	03/15/42	183,196	184,794
FHLMC, Series 4764-BA	4.000%	06/15/42	1,250,245	1,270,991
FHLMC, Series 4828-MA	4.000%	08/15/42	375,968	378,775
FHLMC, Series 4680-KG	3.000%	09/15/42	707,413	718,950
FHLMC, Series 4886-LA	4.000%	03/15/43	1,040,178	1,052,777

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.5% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 9.7% (Continued)
FHLMC, Series 4361-WA	3.500%	05/15/44	$191,360	$191,406
FHLMC, Series 4800-UA	3.500%	12/15/44	1,147,651	1,169,793
				10,279,940
Federal National Mortgage Association - 10.7%
FNMA, Series 2003-48-TC	5.000%	06/25/23	46,251	48,230
FNMA, Series 2010-112-CY	4.000%	10/25/25	341,996	357,412
FNMA, Series 2012-111-VA	3.500%	10/25/25	1,280,220	1,355,440
FNMA, Pool #AL0300	4.500%	06/01/26	290,414	311,747
FNMA, Series 2012-41-BA	2.500%	04/25/27	832,337	867,529
FNMA, Pool #AL4309	4.000%	10/01/28	509,260	543,891
FNMA, Series 2005-80-BA	5.000%	04/25/29	134,648	150,379
FNMA, Series 2005-109-PC	6.000%	12/25/35	124,435	139,907
FNMA, Series 2013-53-CL	3.000%	06/25/37	143,064	144,356
FNMA, Series 2013-62-QA	3.000%	06/25/37	1,470,143	1,488,765
FNMA, Series 2008-17-PA	4.500%	10/25/37	362,755	389,663
FNMA, Series 2014-91-PB	3.000%	02/25/38	164,752	165,737
FNMA, Series 2008-49-PA	5.000%	04/25/38	208,097	231,391
FNMA, Series 2010-152-DA	3.000%	05/25/39	658,423	675,163
FNMA, Series 2011-15-W (a)	3.579%	06/25/39	147,592	151,313
FNMA, Series 2013-83-A	3.500%	09/25/39	623,667	636,185
FNMA, Series 2009-94-DA	4.500%	10/25/39	541,173	584,646
FNMA, Series 2010-135-EA	3.000%	01/25/40	319,074	328,023
FNMA, Series 2010-109-N	3.000%	10/25/40	380,210	406,218
FNMA, Series 2017-17-CA	3.000%	12/25/40	348,447	354,028
FNMA, Series 2012-102-PA	4.500%	03/25/41	128,887	134,096
FNMA, Series 2015-55-QA	3.500%	10/25/42	396,942	406,012
FNMA, Series 2012-136-PD	2.500%	11/25/42	1,115,256	1,129,679
FNMA, Series 2014-80-KA	2.000%	03/25/44	244,896	247,479
				11,247,289
Government National Mortgage Association - 4.4%
GNMA, Pool #GN615735	5.000%	07/15/23	66,575	74,107
GNMA, Series 2010-90-LJ	3.000%	10/16/37	94,869	95,520
GNMA, Series 2010-10-NH	4.000%	12/20/38	27,589	27,801
GNMA, Series 2010-115-HW	3.500%	05/20/39	47,194	47,833
GNMA, Series 2011-26-PA	4.000%	07/20/40	470,711	496,482
GNMA, Series 2012-10-LD	3.000%	07/20/40	844,380	876,978
GNMA, Series 2012-32-CA	3.500%	07/20/40	161,595	163,331
GNMA, Series 2010-144PA	3.000%	09/16/40	129,760	130,905
GNMA, Series 2011-138-PJ	2.500%	06/20/41	243,042	248,005
GNMA, Series 2015-18-PA	3.000%	04/20/43	540,501	560,518
GNMA, Series 2014-184-ED	3.000%	12/20/43	370,622	382,362

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.5% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association - 4.4% (Continued)
GNMA, Series 2018-118-A (a)	2.900%	08/16/60	$1,505,994	$1,558,151
				4,661,993
Non-Agency - 16.6%
Accredited Mortgage Loan Trust, Series 2004-3-2A2 (1MO LIBOR + 120) (a)	1.687%	10/25/34	181,960	181,940
ACE Securities Corporation, Series 2003-NC1-A2A (1MO LIBOR + 84) (a)	1.327%	07/25/33	234,621	198,202
Adjustable Rate Mortgage Trust, Series 2004-5-4A1 (a)	3.808%	04/25/35	968,985	954,544
American General Mortgage Loan Trust, 144A, Series 2006-1-A5 (a)	5.750%	12/25/35	15,519	16,053
American Home Mortgage Investment Trust, Series 2004-3-6A1 (b)	4.820%	10/25/34	71,289	71,284
Argent Securities, Inc., Series 2004-W10-A2 (1MO LIBOR + 78) (a)	1.267%	10/25/34	519,668	497,025
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	4.436%	03/20/35	46,718	46,773
Bunker Hill Loan Depositary Trust, 144A, Series 2019-1-A1 (a)	3.613%	10/26/48	710,242	720,886
Centex Home Equity Loan Trust, Series 2004-D-AF6 (b)	5.170%	09/25/34	350	351
Chesapeake Funding II, LLC, 144A, Series 2017-3A-A1	1.910%	08/15/29	183,693	184,161
Citigroup Mortgage Loan Trust, Inc., Series 2005-6-A1 (H15T1Y + 2.10) (a)	3.840%	09/25/35	210,687	209,281
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (a)	1.687%	11/25/34	316,232	297,057
Countrywide Home Loans, Inc., Series 2003-15-2A1 (a)	5.000%	06/25/20	30,063	15,225
Countrywide Home Loans, Inc., Series 2004-J7 (a)	5.000%	06/25/20	233	232
Countrywide Home Loans, Inc., Series 2004-6-2A5 (1MO LIBOR + 78) (a)	1.267%	11/25/34	1,206,138	1,101,406
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-2A1 (c)	4.750%	06/25/20	12,056	2

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.5% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 16.6% (Continued)
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR2-2A1 (a)	3.871%	03/25/34	$292,433	$287,411
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR8-2A1 (a)	3.988%	09/25/34	231,891	231,059
First Investors Auto Owner Trust, 144A, Series 2017-2A-B	2.650%	11/15/22	1,047,000	1,048,836
Goldman Sachs Mortgage Loan Trust, Series 2003-13-1A1 (a)	4.272%	10/25/33	66,241	64,606
Goldman Sachs Mortgage Loan Trust, Series 2004-10F-7A1 (a)	5.500%	09/25/34	50,110	50,623
Goldman Sachs Mortgage Loan Trust, Series 2005-5F-8A2 (1MO LIBOR + 50) (a)	0.987%	06/25/35	85,833	79,170
GSR Mortgage Loan Trust, Series 2003-7F-1A	5.250%	06/25/33	327,876	339,547
GSR Mortgage Loan Trust, Series 2005-AR6-1 (a)	4.368%	09/25/35	37,860	37,503
HarborView Mortgage Loan Trust, Series 2004-4-2A (1MO LIBOR + 56) (a)	1.310%	06/19/34	69,210	66,011
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 60) (a)	1.087%	05/25/35	235,145	208,321
Impac CMB Trust, 144A, Series 2007-A-A (1MO LIBOR + 50) (a)	0.987%	05/25/37	250,264	234,442
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (a)	1.007%	01/25/36	667,253	653,111
JPMorgan Mortgage Trust, Series 2003-A1-4A5 (a)	3.477%	10/25/33	144,632	134,942
JPMorgan Mortgage Trust, 144A, Series 2017-2-A5 (a)	3.500%	05/25/47	1,198,881	1,215,098
Master Adjustable Rate Mortgages Trust, Series 2004-13-2A1 (a)	4.352%	04/21/34	195,102	190,062
Master Adjustable Rate Mortgages Trust, Series 2004-6-4A6 (a)	4.169%	07/25/34	228,024	224,607
Master Seasoned Securitization Trust, Series 2005-1-1A1 (a)	6.296%	09/25/32	652,236	686,692
MASTR Asset Alternative Loans Trust, Series 2003-1-2A1	6.500%	01/25/33	526,114	552,473
MASTR Asset Alternative Loans Trust, Series 2003-8-3A1	5.500%	12/25/33	284,783	289,125

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.5% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 16.6% (Continued)
MASTR Asset Securitization Trust, Series 2003-12-1A1	5.250%	12/25/24	$79,626	$79,769
MASTR Asset Securitization Trust, Series 2003-11-7A	5.250%	12/25/33	621,337	632,784
Merrill Lynch Credit Corporation Mortgage Investors, Inc., Series 2003-B-A1 (1MO LIBOR + 68) (a)	1.167%	04/25/28	57,796	55,110
MLCC Mortgage Investors, Inc., Series 2003-E-A2 (6MO LIBOR + 66) (a)	2.335%	10/25/28	633,105	600,623
Morgan Stanley Capital, Inc., Series 2004-SD2-A (1MO LIBOR + 90) (a)	1.387%	04/25/34	16,554	16,447
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	519,109	529,709
New Century Home Equity Loan Trust, Series 2005-A-A4W (b)	4.686%	08/25/35	335,249	337,323
Oaks Mortgage Trust, 144A, Series 2015-1-A9	3.000%	04/25/46	108,864	108,673
Pearl Street Mortgage Company Trust, 144A, Series 2018-2-A3 (a)	3.500%	06/25/48	679,391	686,554
Provident Funding Mortgage Loan Trust, Series 2003-1-A (1YCMT + 275) (a)	4.559%	08/25/33	213,806	200,318
Provident Funding Mortgage Loan Trust, Series 2005-1-2A1 (a)	3.825%	05/25/35	10,999	10,977
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	3.000%	09/25/42	68,142	69,654
Sequoia Mortgage Trust, 144A, Series 2014-4-A1	3.000%	11/25/44	547,307	547,101
Soundview Home Equity Loan Trust, Series 2003-2-A2 (1MO LIBOR + 130) (a)	1.787%	11/25/33	553,742	547,864
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-3A3 (a)	3.830%	09/25/34	75,966	74,877
Structured Asset Mortgage Investments, Inc., Series 2004-AR3-1A1 (1MO LIBOR + 60) (a)	1.350%	07/19/34	584,618	551,320
Structured Asset Securities Corporation, Series 2002-9-A2 (1MO LIBOR + 60) (a)	1.087%	10/25/27	175,969	174,605
Structured Asset Securities Corporation, Series 2003-34A-3A4 (1MO LIBOR + 36) (a)	3.739%	11/25/33	160,065	154,855

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.5% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 16.6% (Continued)
Structured Asset Securities Corporation, Series 2004-GEL3-A (1MO LIBOR + 96) (a)	1.447%	08/25/34	$67,026	$66,216
Vendee Mortgage Trust, Series 2010-1-DA	4.250%	02/15/35	156,471	160,818
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	4.426%	08/25/33	101,666	97,324
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	4.448%	08/25/33	143,719	139,707
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (a)	2.234%	02/27/34	38,921	36,666
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A12 (a)	4.977%	07/25/34	23,296	23,177
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A6 (a)	4.977%	07/25/34	561,399	558,528
				17,549,060
Small Business Administration - 0.1%
SBA, Series 2002-20K (a)	5.080%	11/01/22	26,416	27,398
SBA, Series 2007-20K-1	5.510%	11/01/27	52,703	58,416
				85,814

Total Mortgage-Backed Securities (Cost $43,653,850)				$43,824,096

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 3.3%	Coupon	Maturity	Par Value	Value
ABAG California Finance Authority for Nonprofit Corporations, Revenue Bond Series 2017-B	2.250%	09/02/20	$835,000	$837,154
California State Municipal Finance Authority Education, Revenue Bond, Series A	5.000%	10/01/29	1,515,000	1,675,742
Contra Costa County, California, Redevelopment Agency, Tax Allocation, Series 2017-B	1.750%	08/01/20	750,000	750,435
Louisiana State Local Government Environmental Facilities and Community Development Authority, Revenue Bond, Series 2010-A	5.875%	10/01/40	215,000	218,700
Total Municipal Bonds (Cost $3,443,634)				$3,482,031

ASSET-BACKED SECURITIES - 7.1%	Coupon	Maturity	Par Value	Value
AmeriCredit Auto Receivable Trust, Series 2018-2-A3	3.150%	03/20/23	$368,789	$373,873
Carvana Auto Receivables Trust, 144A, Series 2019-2A-A3	2.580%	03/15/23	910,000	912,075
CPS Auto Trust, 144A, Series 2018-D	4.340%	09/16/24	1,500,000	1,500,801
DB Master Finance, LLC, 144A, Series 2019-1A-A2I (a)	3.787%	05/20/49	661,005	675,038
Flagship Credit Auto Trust, 144A, Series 2016-3-C	2.720%	07/15/22	511,575	513,098
Honda Auto Receivables Owner Trust, Series 2017-4-A-4	2.210%	03/21/24	335,000	339,367
Hyundai Auto Receivables Trust, Series 2016-B-C	2.190%	11/15/22	260,000	261,282
Jack in the Box Funding, LLC, 144A, Series 2019-1A-A2I	3.982%	08/25/49	497,500	475,287
SBA Tower Trust, 144A, Series 2016-1	2.877%	07/10/46	1,049,000	1,053,714
Verizon Owner Trust, Series 2018-A-A-1A (a)	3.230%	04/20/23	1,264,000	1,294,027
Verizon Owner Trust, Series 2019-A-A-1A	2.930%	09/20/23	56,000	57,657
Total Asset-Backed Securities (Cost $7,427,426)				$7,456,219

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 36.3%	Coupon	Maturity	Par Value	Value
Communication Services - 2.1%
Interpublic Group of Companies, Inc. (The)	4.000%	03/15/22	$1,010,000	$1,052,637
Sprint Spectrum Company, LLC, 144A	4.738%	03/20/25	1,080,000	1,144,800
				2,197,437
Consumer Discretionary - 2.9%
D.R. Horton, Inc.	5.750%	08/15/23	772,000	854,757
Ford Motor Credit Company, LLC	5.875%	08/02/21	550,000	551,375
International Game Technology, 144A	6.250%	02/15/22	575,000	586,816
McDonald's Corporation	3.350%	04/01/23	998,000	1,074,169
				3,067,117
Consumer Staples - 3.0%
Alimentation Couche-Tard, Inc., 144A	2.700%	07/26/22	825,000	842,526
Campbell Soup Company	8.875%	05/01/21	594,000	628,291
Constellation Brands, Inc.	2.700%	05/09/22	935,000	961,635
Procter & Gamble Company (The)	9.360%	01/01/21	683,909	699,220
				3,131,672
Energy - 4.4%
Columbia Pipeline Group, Inc.	3.300%	06/01/20	829,000	829,000
Enbridge, Inc.	4.000%	10/01/23	968,000	1,043,083
Kinder Morgan, Inc.	5.300%	09/15/20	1,045,000	1,056,220
Magellan Midstream Partners, L.P.	4.250%	02/01/21	1,085,000	1,101,511
Newfield Exploration Company	5.750%	01/30/22	625,000	603,144
				4,632,958
Financials - 14.1%
Ally Financial, Inc.	4.125%	02/13/22	750,000	766,658
American Tower Corporation	3.500%	01/31/23	1,000,000	1,065,346
Ameriprise Financial, Inc.	3.000%	03/22/22	720,000	747,493
Anthene Global Funding, 144A	2.800%	05/26/23	1,010,000	1,013,483
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	898,000	941,397
Aviation Capital Group, LLC, 144A	3.875%	05/01/23	970,000	776,107
BGC Partners, Inc.	5.375%	07/24/23	995,000	1,001,201
Crown Castle International Corporation	3.400%	02/15/21	1,000,000	1,015,690
Digital Realty Trust, L.P.	3.950%	07/01/22	1,015,000	1,061,330
Discover Financial Services	3.850%	11/21/22	1,040,000	1,076,908
First Horizon National Corporation	3.550%	05/26/23	995,000	1,001,835
Goldman Sachs Group, Inc.	5.250%	07/27/21	900,000	943,453
Icahn Enterprises, L.P.	4.750%	09/15/24	500,000	483,750
JPMorgan Chase & Company	4.350%	08/15/21	920,000	961,962
Morgan Stanley	5.750%	01/25/21	1,000,000	1,033,047
Wells Fargo & Company (a)	1.654%	06/02/24	994,000	997,430
				14,887,090
Health Care - 2.1%
Fresenius Medical Care U.S. Finance II, Inc., 144A	4.125%	10/15/20	500,000	500,893

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 36.3% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 2.1% (Continued)
Humana, Inc.	2.500%	12/15/20	$900,000	$908,114
McKesson Corporation	3.650%	11/30/20	810,000	820,819
				2,229,826
Industrials - 2.7%
Air Canada Pass-Through Certificates, 144A, Series 2013-1B	5.375%	11/15/22	365,463	324,498
America West Airlines Pass-Through Certificates, Series 2000-1G	8.057%	01/02/22	21,488	21,159
American Airlines Group Pass-Through Certificates, 144A, Series 2013-1B	5.625%	01/15/21	738,965	664,770
Continental Airlines Pass-Through Certificates, Series 2000-1A1	8.048%	11/01/20	8	8
Continental Airlines Pass-Through Certificates, Series 2000-2A1	7.707%	10/02/22	179,276	161,606
Continental Airlines Pass-Through Certificates, Series 2001-1A1	6.703%	12/15/22	61,051	58,951
Ryder Systems, Inc.	2.500%	09/01/22	1,075,000	1,088,360
US Airways, Inc. Pass-Through Certificates, Series 2001-1G	7.076%	03/20/21	565,019	547,198
				2,866,550
Information Technology - 2.0%
Dell, Inc., 144A	4.420%	06/15/21	1,040,000	1,059,490
Hewlett Packard Enterprise Company	4.450%	10/02/23	925,000	998,531
				2,058,021
Materials - 0.9%
Dupont de Nemours, Inc.	2.169%	05/01/23	964,000	984,298

Real Estate - 1.0%
American Campus Communities Operating Partnership, L.P.	3.750%	04/15/23	$1,040,000	1,044,156

Utilities - 1.1%
Georgia Power Company, Series A	2.100%	07/30/23	1,132,000	1,174,416

Total Corporate Bonds (Cost $38,239,059)				$38,273,541

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.5%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.08% (d) (Cost $4,796,171)	4,796,171	$4,796,171

Total Investments at Value - 103.5% (Cost $108,688,391)		$109,197,459

Liabilities in Excess of Other Assets - (3.5%)		(3,730,460)

Net Assets - 100.0%		$105,466,999

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $17,334,909 as of May 31, 2020, representing 16.4% of net assets (Note 6).
1YCMT -	Weekly average yield on U.S. Treasury note adjusted to constant maturity of 1 year.
COF 11 -	Cost of funds for the 11th District of San Francisco.
H15T1Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
LIBOR -	London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of May 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Step Coupon. Rate shown is the coupon in effect as of May 31, 2020.
(c)	Illiquid security. Total value of illiquid securities held as of May 31, 2020 was $2, representing 0.0% (e) of net assets.
(d)	The rate shown is the 7-day effective yield as of May 31, 2020.
(e)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS
May 31, 2020 (Unaudited)

ASSET-BACKED SECURITIES - 1.5%	Coupon	Maturity	Par Value	Value
CPS Auto Trust, 144A, Series 2018-B-D	4.260%	03/15/24	$130,000	$128,421
Focus Brands Funding, LLC, 144A, Series 2018-1-A-2	5.184%	10/30/48	492,500	398,679
Total Asset-Backed Securities (Cost $538,123)				$527,100

CORPORATE BONDS - 93.3%	Coupon	Maturity	Par Value	Value
Communication Services - 16.6%
CB Escrow Corporation, 144A	8.000%	10/15/25	$500,000	$516,250
CCO Holdings Capital Corporation, 144A	5.875%	04/01/24	375,000	386,719
Clear Channel Worldwide Holdings, Inc.	9.250%	02/15/24	553,000	507,582
Cogent Communications Holdings, Inc., 144A	5.375%	03/01/22	320,000	329,600
CSC Holdings, LLC	5.250%	06/01/24	500,000	527,350
E.W. Scripps Company (The), 144A	5.125%	05/15/25	600,000	558,000
Hughes Satellite Systems Corporation	7.625%	06/15/21	550,000	574,860
ORBCOMM, Inc., 144A	8.000%	04/01/24	586,000	553,594
Sirius XM Radio, Inc., 144A	5.375%	04/15/25	500,000	513,065
Sprint Corporation	7.125%	06/15/24	500,000	566,900
T-Mobile USA, Inc.	6.375%	03/01/25	550,000	567,221
Uber Technologies, Inc., 144A	7.500%	11/01/23	400,000	406,500
				6,007,641
Consumer Discretionary - 17.1%
Arrow Bidco, LLC, 144A	9.500%	03/15/24	600,000	381,000
Carvana Company, 144A	8.875%	10/01/23	500,000	505,625
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corporation, 144A	8.000%	06/01/21	650,000	599,625
Eldorado Resorts, Inc.	7.000%	08/01/23	500,000	503,855
Enterprise Development Authority (The), 144A	12.000%	07/15/24	580,000	569,972
Expedia Group, Inc.	5.950%	08/15/20	146,000	146,811
Golden Nugget, Inc., 144A	8.750%	10/01/25	650,000	429,000
GW Honos Security Corporation, 144A	8.750%	05/15/25	500,000	505,000
Lamar Media Corporation	5.000%	05/01/23	315,000	316,181
New Red Finance, Inc., 144A	5.750%	04/15/25	500,000	531,100
Station Casinos, LLC, 144A	5.000%	10/01/25	500,000	449,375
Stena International S.A., 144A	6.125%	02/01/25	500,000	447,500
Tesla, Inc., 144A	5.300%	08/15/25	400,000	400,000
Weekly Homes, LLC	6.000%	02/01/23	450,000	436,594
				6,221,638

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 93.3% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Staples - 6.2%
Albertsons Companies, LLC	5.750%	03/15/25	$500,000	$513,855
Avon Products, Inc.	7.000%	03/15/23	525,000	514,222
Ingles Markets, Inc.	5.750%	06/15/23	466,000	468,922
Prestige Brands, Inc., 144A	6.375%	03/01/24	400,000	411,500
YUM! Brand's, Inc., 144A	7.750%	04/01/25	295,000	325,975
				2,234,474
Energy - 7.9%
Ascent Resources Utica Holdings, LLC, 144A	10.000%	04/01/22	500,000	437,500
Crestwood Midstream Partners, L.P.	6.250%	04/01/23	500,000	476,250
Devon Energy Corporation	5.850%	12/15/25	400,000	430,816
Diamondback Energy, Inc.	5.375%	05/31/25	347,000	355,026
Genesis Energy, L.P.	5.625%	06/15/24	615,000	559,650
WPX Energy, Inc.	5.250%	09/15/24	600,000	595,500
				2,854,742
Financials - 19.0%
Ace Cash Express, Inc., 144A	12.000%	12/15/22	574,000	430,500
Acrisure, LLC, 144A	8.125%	02/15/24	450,000	477,275
Ares Capital Corporation, CV	3.750%	02/01/22	310,000	301,260
Aviation Capital Group, LLC, 144A	3.875%	05/01/23	500,000	400,055
BlackRock Capital Investment Corporation, CV	5.000%	06/15/22	225,000	195,378
CFX Escrow Corporation, 144A	6.000%	02/15/24	500,000	520,000
Ford Motor Credit Company, LLC	3.664%	09/08/24	585,000	543,875
Icahn Enterprises, L.P.	6.375%	12/15/25	500,000	505,045
iStar, Inc.	4.250%	08/01/25	545,000	477,556
Jefferies Finance, LLC, 144A	7.250%	08/15/24	500,000	435,000
Kennedy-Wilson Holdings, Inc.	5.875%	04/01/24	500,000	473,750
LoanCore Capital Markets, LLC, 144A	6.875%	06/01/20	640,000	640,000
MBIA, Inc.	6.400%	08/15/22	611,000	575,867
NewMark Group, Inc.	6.125%	11/15/23	600,000	551,202
Oppenheimer Holdings, Inc.	6.750%	07/01/22	385,000	387,887
				6,914,650
Health Care - 6.8%
Acadia Healthcare Company, Inc.	6.500%	03/01/24	495,000	500,414
Magellan Health, Inc. (a)	4.400%	09/22/24	500,000	505,000
MEDNAX, Inc., 144A	5.250%	12/01/23	500,000	490,000
Polaris Intermediate Corporation, 144A	8.500%	12/01/22	505,000	442,193
Tenet Healthcare Corporation	8.125%	04/01/22	510,000	532,950
				2,470,557

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 93.3% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 11.2%
Air Canada Pass-Through Certificates, 144A, Series 2013-1B	5.375%	11/15/22	$312,897	$277,823
America West Airlines Pass-Through Certificates, Series 2000-1	8.057%	01/02/22	285,962	281,593
American Airlines Group, Inc., Series 2011-1	5.250%	07/31/22	423,096	348,543
Briggs & Stratton Corporation	6.875%	12/15/20	500,000	163,750
Convanta Holding Corporation	5.875%	07/01/25	490,000	483,978
Fortress Transportation and Infrastructure Investors, LLC, 144A	6.750%	03/15/22	595,000	550,720
Southwest Airlines Company	5.250%	05/04/25	505,000	513,257
Stericycle, Inc., 144A	5.375%	07/15/24	400,000	409,000
Tervita Corporation, 144A	7.625%	12/01/21	650,000	502,125
XPO Logistics, Inc., 144A	6.250%	05/01/25	500,000	521,800
				4,052,589
Information Technology - 5.9%
Change Healthcare Holdings, LLC, 144A	5.750%	03/01/25	400,000	399,428
Dell International LLC, 144A	7.125%	06/15/24	600,000	622,872
Ingram Micro, Inc.	5.450%	12/15/24	525,000	507,597
Rackspace Hosting, Inc., 144A	8.625%	11/15/24	600,000	625,500
				2,155,397
Materials - 1.2%
Mercer International, Inc.	7.375%	01/15/25	450,000	441,000

Real Estate - 1.4%
Park Intermediate Holdings, LLC, 144A	7.500%	06/01/25	500,000	515,000

Total Corporate Bonds (Cost $35,221,850)				$33,867,688

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.0%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.08% (b) (Cost $735,602)	735,602	$735,602

Total Investments at Value - 96.8% (Cost $36,495,575)		$35,130,390

Other Assets in Excess of Liabilities - 3.2%		1,163,627

Net Assets - 100.0%		$36,294,017

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $18,043,291 as of May 31, 2020, representing 49.7% of net assets (Note 6).
CV -	Convertible Security.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of May 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	The rate shown is the 7-day effective yield as of May 31, 2020.

See accompanying notes to Schedules of Investments.

FIRST WESTERN FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

May 31, 2020 (Unaudited)

1. Securities Valuation

The securities of First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund (individually, a “Fund,” and collectively, the “Funds”) are generally valued using prices provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by First Western Capital Management Company (the Funds’ investment adviser) under the general supervision of the Board.

In the event that market prices are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value using procedures approved by the Board. Investments in registered investment companies are reported at their respective net asset values as reported by those companies.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

FIRST WESTERN FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2020:

First Western Fixed Income Fund:	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$22,327,512	$-	$22,327,512
U.S. Government Agency Obligations	-	2,391,569	-	2,391,569
Mortgage-Backed Securities	-	34,044,231	-	34,044,231
Municipal Bonds	-	1,452,389	-	1,452,389
Asset-Backed Securities	-	2,360,328	-	2,360,328
Corporate Bonds	-	25,680,827	-	25,680,827
Money Market Funds	5,402,417	-	-	5,402,417
Total	$5,402,417	$88,256,856	$-	$93,659,273

First Western Short Duration Bond Fund:	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$10,533,792	$-	$10,533,792
U.S. Government Agency Obligations	-	831,609	-	831,609
Mortgage-Backed Securities	-	43,824,096	-	43,824,096
Municipal Bonds	-	3,482,031	-	3,482,031
Asset-Backed Securities	-	7,456,219	-	7,456,219
Corporate Bonds	-	38,273,541	-	38,273,541
Money Market Funds	4,796,171	-	-	4,796,171
Total	$4,796,171	$104,401,288	$-	$109,197,459

First Western Short Duration High Yield Credit Fund:	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$527,100	$-	$527,100
Corporate Bonds	-	33,867,688	-	33,867,688
Money Market Funds	735,602	-	-	735,602
Total	$735,602	$34,394,788	$-	$35,130,390

The Funds did not hold derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended May 31, 2020.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

FIRST WESTERN FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax Information

The following information is computed on a tax basis for each item as of May 31, 2020:

			First Western
	First Western	First Western	Short Duration
	Fixed Income	Short Duration	High Yield
	Fund	Bond Fund	Credit Fund
Cost of portfolio investments	$90,319,913	$108,688,391	$36,495,575

Gross unrealized appreciation	$4,330,789	$1,532,634	$622,304
Gross unrealized depreciation	(991,429)	(1,023,566)	(1,987,489)

Net unrealized appreciation (depreciation)	$3,339,360	$509,068	$(1,365,185)

4. Risks Associated with Mortgage-Backed Securities

First Western Fixed Income Fund and First Western Short Duration Bond Fund have each adopted a fundamental policy to concentrate its investments in mortgage-backed securities. This means each Fund will invest at least 25% of its total assets in agency and non-agency mortgage-backed securities. The Funds’ investments in mortgage-backed securities are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As a result of each Fund’s policy to concentrate in mortgage-backed securities, the Funds will be subject to the risks associated with these securities to a greater degree than a fund that does not concentrate in mortgage-backed securities. As of May 31, 2020, First Western Fixed Income Fund and First Western Short Duration Bond Fund had 37.6% and 42.4%, respectively, of the value of their net assets invested in mortgage-backed securities.

FIRST WESTERN FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Risks Associated with Lower Rated Debt Securities

First Western Short Duration High Yield Credit Fund invests primarily in lower-rated debt securities (commonly called “junk” bonds). These securities are often considered to be speculative and involve greater risk of default or price changes than higher-rated securities due to changes in the issuer’s creditworthiness. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. An economic downturn tends to disrupt the market for lower-rated securities and adversely affects their values. Such an economic downturn may be expected to result in increased defaults by the issuers of such securities. Securities rated below Baa3 by Moody’s Investors Service, Inc. or BBB- by Standards & Poor’s or Fitch Ratings are generally considered to be “junk” bonds.

6. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration in compliance with the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. As of May 31, 2020, First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund had 11.2%, 16.4% and 49.7%, respectively, of the value of their net assets invested in Rule 144A securities.